Note 11 - Segment Information	12 Months Ended
Oct. 31, 2025
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
(11)	Segment Information

Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the CODM, who makes decisions about allocating resources and assessing performance. The Company’s CODM is its Chief Executive Officer.

The Company has identified a single reportable segment for purposes of segment reporting and manages the business activities of the single operating segment on a consolidated basis. The Company’s single operating segment derives revenues from sales of its fiber optic and copper data communication cabling and connectivity solutions in the enterprise market and various harsh environment and specialty markets.

Financial information is provided to the CODM primarily on a consolidated basis. The CODM evaluates the Company’s financial performance and makes key operating decisions, including the allocation of resources, based primarily on consolidated net sales, consolidated operating income (loss) and net income (loss). The Company’s financial statements provide a comprehensive view of its overall financial condition.

The following table presents selected financial information with respect to the Company's single reportable segment, including significant single reportable segment expenses that are regularly provided to the CODM:

	Years ended October 31,
	2025	2024
Net sales	$73,038,213	$66,674,099
Cost of goods sold	50,439,277	48,469,327
Employee related expenses	15,156,256	14,540,632
Shipping expenses	1,951,899	1,565,897
Travel and entertainment expenses	690,327	610,097
Professional fees and expenses	761,950	581,837
Other (1)	4,488,836	4,282,596
Loss from operations	(450,332)	(3,376,287)
Other expense
Interest expense	(1,005,276)	(1,166,630)
Gain on insurance proceeds, net	—	304,307
Other income (expense)	31,051	49,101
Other expense, net	(974,225)	(813,222)
Loss before income taxes	(1,424,557)	(4,189,509)
Income tax expense	(30,297)	(20,702)
Net loss	$(1,454,854)	$(4,210,211)

(1) Other is comprised of other segment SG&A expenses including certain public company expenses, corporate insurance premiums not included in employee related expenses, marketing expenses, certain office and manufacturing facility expenses and all other SG&A expenses not individually set forth in the table above, as well as royalty expense, net and amortization of intangible assets.

Information related to the Company’s geographical distribution of revenues is disclosed in note 12.